Income Tax	12 Months Ended
Dec. 31, 2017
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Income Tax
10.	INCOME TAX

(a)	Income tax expense (recovery)

	Years ended December 31,
	2017	2016
Current income tax:
Current period expense	1,801	836

Deferred income tax:
Origination and reversal of temporary differences	24,735	(15,307)
Deferred tax adjustments related to prior periods	2,642	(242)

	27,377	(15,549)

Income tax expense (recovery)	29,178	(14,713)

(b)	Effective tax rate reconciliation

	Years ended December 31,
	2017	2016
Income tax at Canadian statutory rate of 35.62% (2016: 35.62%)	22,597	(16,424)
Permanent differences	4,914	1,979
Tax rate differences	1,192	1,118
Foreign tax rate differential	22	(103)
Unrecognized tax benefits	(2,206)	(1,072)
Deferred tax adjustments related to prior periods	2,642	(242)
Other	17	31

Income tax expense (recovery)	29,178	(14,713)

(c)	Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2017	2016
Property, plant and equipment	(175,502)	(151,230)
Other financial assets	2,884	316
Provisions	19,378	17,926
Tax loss carry forwards	64,195	71,051

Deferred tax liability	(89,045)	(61,937)

Tax loss carry forwards relate to non-capital losses in Canada of pre-tax $187,318 (2016: $194,929) which expire between 2027 and 2037 and net operating losses in the United States of pre-tax $65,555 (2016: $56,273), which expire between 2027 and 2037.

(d)	Unrecognized deferred tax assets and liabilities

	As at December 31,
	2017	2016
Deductible temporary differences:
Debt	70,529	76,031
Other investments	34,873	34,840
Other financial assets	19,705	11,620
Deferred tax asset:
Debt	7,385	9,880
Other investments	4,708	4,529
Other financial assets	3,073	1,900

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized tax liabilities.